Cover	Nov. 10, 2026
Cover [Abstract]
Security 12b Title	Common Stock, No Par Value
Entity File Number	001-35383
Amendment Flag	false
Entity Address Postal Zip Code	06484
Entity Incorporation State Country Code	CT
Written Communications	false
Entity Address State Or Province	CT
Soliciting Material	false
Pre Commencement Tender Offer	false
Entity Tax Identification Number	06-0330020
Entity Central Index Key	0000031107
Security Exchange Name	NASDAQ
Entity Address Address Line2	Suite 408
City Area Code	203
Entity Registrant Name	The Eastern Company
Entity Address Address Line1	3 Enterprise Drive
Pre Commencement Issuer Tender Offer	false
Trading Symbol	EML
Document Period End Date	Nov. 10, 2026
Local Phone Number	729-2255
Document Type	8-K
EntityEmergingGrowthCompany	false
Entity Address City Or Town	Shelton